Average Annual Total Returns - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 28, 2023
Fidelity Advisor Small Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(25.26%)
Past 5 years	4.79%
Past 10 years	8.75%
Fidelity Advisor Small Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.17%)
Past 5 years	3.07%
Past 10 years	6.68%
Fidelity Advisor Small Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.31%)
Past 5 years	3.59%
Past 10 years	6.74%
Fidelity Advisor Small Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(22.04%)
Past 5 years	5.20%
Past 10 years	8.72%
Fidelity Advisor Small Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(23.67%)
Past 5 years	5.04%
Past 10 years	8.76%
Fidelity Advisor Small Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(20.50%)
Past 5 years	6.31%
Past 10 years	9.69%
Fidelity Advisor Small Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(20.39%)
Past 5 years	6.47%
Since Inception	7.97%	[1]
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%

[1]	A From August 13, 2013